Transactions with Non-Controlling Interests (Details) - Schedule of contributions of non-controlling shareholders - Viva Negocio Inmobiliario S.A. [Member] - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Transactions with Non-Controlling Interests (Details) - Schedule of contributions of non-controlling shareholders [Line Items]
Contributions received	S/ 182	S/ 18	S/ 152
Returns of contributions	(27,286)	(15,743)	(33,148)
Decrease in equity of non controlling parties	S/ (27,104)	S/ (15,725)	S/ (32,996)